Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]	Property, Plant, and Equipment, Net
Property, plant, and equipment, net consists of the following:

		June 30,
	Estimated useful lives	2019	2018
Land improvements	10 years	$4,804	$3,440
Building and building improvements	10 - 30 years	323,516	310,947
Machinery and production equipment	4 - 10 years	346,089	299,760
Machinery and production equipment under capital lease	4 - 10 years	71,173	67,702
Computer software and equipment	3 - 5 years	158,223	166,523
Furniture, fixtures and office equipment	5 - 7 years	46,237	43,010
Leasehold improvements	Shorter of lease term or expected life of the asset	64,092	53,753
Construction in progress		11,970	11,734
		1,026,104	956,869
Less accumulated depreciation, inclusive of assets under capital lease		(567,407)	(505,803)
		458,697	451,066
Land		32,058	32,598
Property, plant, and equipment, net		$490,755	$483,664

Depreciation expense, inclusive of assets under capital leases, totaled $84,558, $87,956, and $87,145 for the years ended June 30, 2019, 2018 and 2017, respectively.